SHARE-BASED COMPENSATION - Options (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
SHARE-BASED COMPENSATION
Number of shares, Outstanding	967,439
Number of shares, Granted	14,160		0
Number of shares, Exercised	(51,489)
Number of shares, Outstanding	930,110	967,439
Number of shares, Vested and expected to vest	930,110
Number of shares, Exercisable	443,151
Weighted average exercise price, Outstanding	$ 7.33
Weighted average exercise price, Granted	0.03
Weighted average exercise price, Exercised	10.84
Weighted average exercise price, Outstanding	7.02	$ 7.33
Weighted average exercise price, Vested and expected to vest	7.02
Weighted average exercise price, Exercisable	$ 14.07
Aggregate average remaining contractual life (Years), Outstanding	5 years 10 months 9 days	6 years 5 months 23 days
Aggregate average remaining contractual life (Years), Vested and expected to vest	5 years 10 months 9 days
Aggregate average remaining contractual life (Years), Exercisable	4 years 8 months 1 day
Aggregate intrinsic value, Outstanding	$ 24,300	$ 31,472
Aggregate intrinsic value, Vested and expected to vest	24,300
Aggregate intrinsic value, Exercisable	$ 9,213